CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and Cash Equivalents	$ 39,840,817	$ 20,644,296
Accounts Receivable, Net	2,969,032	2,480,961
Markers Receivable	260,149,814	241,706,663
Prepaid Expenses and Other Assets	251,553	303,570
Total Current Assets	303,211,216	265,135,490
Intangible Assets (net of accumulated amortization of $17,454,613 and $12,553,037 at June 30, 2013 and December 31, 2012, respectively)	146,502,703	94,451,063
Goodwill	17,748,642	17,037,761
Property and Equipment (net of accumulated depreciation of $27,492 and $14,366 at June 30, 2013 and December 31, 2012, respectively)	65,648	13,698
Deferred Offering Costs	0	807,401
Other Assets	23,420	21,592
TOTAL ASSETS	467,551,629	377,467,005
LIABILITIES AND SHAREHOLDERS' EQUITY
Lines of Credit Payable	40,225,365	34,799,982
Accrued Expenses	19,229,681	14,091,723
Loan Payable, Shareholders, current	29,032,597	2,214,078
Total Current Liabilities	138,719,951	60,105,783
Loan Payable, Shareholders	0	60,000,000
Total Liabilities	193,060,110	161,400,764
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value Authorized 200,000,000 shares; issued and outstanding 59,979,114 at June 30, 2013 and 41,177,217 at December 31, 2012, respectively.	5,997	4,118
Additional Paid-in Capital	128,425,102	69,670,922
Retained Earnings	145,661,185	145,828,260
Accumulated Comprehensive Income	399,235	562,941
Total Shareholders' Equity	274,491,519	216,066,241
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	467,551,629	377,467,005
Bao Li Gaming [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Acquisition-Contingent Purchase Price Obligation	31,232,308	0
Acquisition-Contingent Purchase Price Obligation, net of current portion	16,526,162	32,294,981
Kings Gaming [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Acquisition-Contingent Purchase Price Obligation	9,000,000	9,000,000
Acquisition-Contingent Purchase Price Obligation, net of current portion	0	9,000,000
Oriental VIP Room [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Acquisition-Contingent Purchase Price Obligation	10,000,000	0
Acquisition-Contingent Purchase Price Obligation, net of current portion	$ 37,813,997	$ 0